ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

NOTE 9 - ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2024	2025
	S$’000	S$’000
Accounts payable	79	16
Other payables	21	569
Accrued expenses	168	187
Deposits received	99	92
Deferred revenue	352	389
	719	1,253

Other payables comprise non-trade obligations, including wages payable and goods and services tax (“GST”) payable. These amounts are presented as current liabilities as they are expected to be settled within one year of the reporting date.

Deferred revenue is a contract liability that the Company is obligated to transfer services to customers for which the Company has received advance swimming fees from customers in the form of cash. The balance of “deferred revenue” represents unfulfilled performance obligations in the sales agreement, i.e. services that have not yet been rendered. Once the service has been rendered, the amount in “deferred revenue” account is shifted to a revenue account.

Deferred revenue recognized as revenue during the respective years ended December 31, 2024 and 2025 was S$462,000 and S$352,000, respectively.